Trade accounts payable (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Trade accounts payable [Line Items]
Trade accounts payable	R$ 5,669,809	R$ 6,033,285
Total trade accounts payable
Trade accounts payable [Line Items]
Trade accounts payable	5,669,809	6,033,285
Foreign | Third party
Trade accounts payable [Line Items]
Trade accounts payable	1,527,479	1,350,763
Domestic (Brazil) | Third party
Trade accounts payable [Line Items]
Trade accounts payable	4,139,345	4,681,065
Trade and Other Current Payables to Trade Suppliers, Amounts Subject to Factoring	429,166	555,063
Domestic (Brazil) | Related party
Trade accounts payable [Line Items]
Trade accounts payable	R$ 2,985	R$ 1,457